NestYield Visionary ETF
Schedule of Investments
February 28, 2025 (Unaudited)
COMMON STOCKS - 26.0%		Shares	Value
Consumer Discretionary Products - 0.4%
Tesla, Inc.(a)		158	$46,291

Consumer Discretionary Services - 0.1%
Chipotle Mexican Grill, Inc.(a)		222	11,981

Health Care - 0.6%
Eli Lilly & Co.		84	77,333

Media - 2.0%
Alphabet, Inc. - Class A		180	30,650
Meta Platforms, Inc. - Class A		75	50,115
Netflix, Inc.(a)		192	188,268
Uber Technologies, Inc.(a)		39	2,964
			271,997

Retail & Wholesale - Discretionary - 0.2%
Amazon.com, Inc.(a)		155	32,904

Software & Tech Services - 0.2%
Microsoft Corp.		81	32,156

Tech Hardware & Semiconductors - 22.5%
Apple, Inc.		147	35,550
Broadcom, Inc.		7,206	1,437,092
NVIDIA Corp.		12,180	1,521,526
Taiwan Semiconductor Manufacturing Co. Ltd.		41	7,402
			3,001,570

TOTAL COMMON STOCKS (Cost $3,869,827)			3,474,232

PURCHASED OPTIONS - 1.3%(b)(c)(d)	Notional Amount	Contracts
Call Options - 1.3%
Alphabet, Inc., Expiration: 3/21/2025; Exercise Price: $172.50	$834,372	49	17,297
Amazon.com, Inc., Expiration: 3/21/2025; Exercise Price: $217.50	615,612	29	11,745
Amazon.com, Inc., Expiration: 3/21/2025; Exercise Price: $230.00	42,456	2	206
Amazon.com, Inc., Expiration: 3/21/2025; Exercise Price: $235.00	106,140	5	280
Apple, Inc., Expiration: 3/21/2025; Exercise Price: $250.00	822,256	34	7,990
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $235.00	1,176,637	59	10,768
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $250.00	199,430	10	735
Chipotle Mexican Grill, Inc., Expiration: 3/21/2025; Exercise Price: $54.00	539,700	100	17,300
Chipotle Mexican Grill, Inc., Expiration: 3/21/2025; Exercise Price: $55.00	97,146	18	2,268
Eli Lilly & Co., Expiration: 3/21/2025; Exercise Price: $920.00	1,565,071	17	42,245
Meta Platforms, Inc., Expiration: 3/21/2025; Exercise Price: $715.00	200,460	3	1,590
Meta Platforms, Inc., Expiration: 3/21/2025; Exercise Price: $740.00	935,480	14	2,954
Microsoft Corp., Expiration: 3/21/2025; Exercise Price: $415.00	119,097	3	768
Microsoft Corp., Expiration: 3/21/2025; Exercise Price: $420.00	635,184	16	2,576
Netflix, Inc., Expiration: 3/21/2025; Exercise Price: $1,040.00	1,078,616	11	9,928
Netflix, Inc., Expiration: 3/21/2025; Exercise Price: $1,060.00	98,056	1	552
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $143.00	1,261,692	101	15,756
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $130.00	212,364	17	8,202
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 3/21/2025; Exercise Price: $210.00	848,491	47	2,561
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $345.00	380,874	13	4,387
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $365.00	205,086	7	1,264
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $370.00	175,788	6	945
Uber Technologies, Inc., Expiration: 3/21/2025; Exercise Price: $82.50	121,616	16	1,104
Uber Technologies, Inc., Expiration: 3/21/2025; Exercise Price: $80.00	516,868	68	8,636
			172,057

TOTAL PURCHASED OPTIONS (Cost $413,110)			172,057

SHORT-TERM INVESTMENTS - 75.4%		Shares
Money Market Funds - 8.1%
First American Government Obligations Fund - Class X, 4.29%(e)		1,086,136	1,086,136

U.S. Treasury Bills - 67.3%		Par
3/11/2025, 4.25%(f)		2,530,000	2,527,605
5/15/2025, 4.25%(f)		3,065,000	3,038,943
6/12/2025, 4.20%(f)		3,434,000	3,393,681
			8,960,229

TOTAL SHORT-TERM INVESTMENTS (Cost $10,045,403)			10,046,365

TOTAL INVESTMENTS - 102.7% (Cost $14,328,340)			$13,692,654
Liabilities in Excess of Other Assets - (2.7)%			(363,990)
TOTAL NET ASSETS - 100.0%			$13,328,664

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(f)	The rate shown is the annualized effective yield as of February 28, 2025.

NestYield Visionary ETF
Schedule of Written Options Contracts
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (4.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $230.00	$(1,176,637)	(59)	$(14,750)
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $240.00	(199,430)	(10)	(1,400)
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $128.00	(212,364)	(17)	(9,818)
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $140.00	(1,261,692)	(101)	(19,897)
			(45,865)

Put Options - (4.4)%
Alphabet, Inc., Expiration: 3/21/2025; Exercise Price: $170.00	(834,372)	(49)	(21,928)
Amazon.com, Inc., Expiration: 3/21/2025; Exercise Price: $215.00	(615,612)	(29)	(19,648)
Amazon.com, Inc., Expiration: 3/21/2025; Exercise Price: $225.00	(148,596)	(7)	(9,747)
Apple, Inc., Expiration: 3/21/2025; Exercise Price: $245.00	(822,256)	(34)	(24,140)
Chipotle Mexican Grill, Inc., Expiration: 3/21/2025; Exercise Price: $53.00	(539,700)	(100)	(12,900)
Chipotle Mexican Grill, Inc., Expiration: 3/21/2025; Exercise Price: $54.00	(97,146)	(18)	(3,042)
Eli Lilly & Co., Expiration: 3/21/2025; Exercise Price: $920.00	(1,565,071)	(17)	(38,717)
Meta Platforms, Inc., Expiration: 3/21/2025; Exercise Price: $700.00	(200,460)	(3)	(11,925)
Meta Platforms, Inc., Expiration: 3/21/2025; Exercise Price: $725.00	(935,480)	(14)	(83,650)
Microsoft Corp., Expiration: 3/21/2025; Exercise Price: $410.00	(754,281)	(19)	(30,400)
Netflix, Inc., Expiration: 3/21/2025; Exercise Price: $1,010.00	(1,078,616)	(11)	(49,555)
Netflix, Inc., Expiration: 3/21/2025; Exercise Price: $1,040.00	(98,056)	(1)	(6,635)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 3/21/2025; Exercise Price: $200.00	(848,491)	(47)	(100,110)
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $355.00	(205,086)	(7)	(44,555)
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $360.00	(175,788)	(6)	(41,100)
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $340.00	(380,874)	(13)	(65,552)
Uber Technologies, Inc., Expiration: 3/21/2025; Exercise Price: $75.00	(516,868)	(68)	(15,334)
Uber Technologies, Inc., Expiration: 3/21/2025; Exercise Price: $80.00	(121,616)	(16)	(8,040)
			(586,978)

TOTAL WRITTEN OPTIONS (Premiums received $540,353)			$(632,843)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.